Profit before taxation (Tables)	12 Months Ended
Dec. 31, 2025
Profit Before Taxation [Abstract]
Summary of Profit Before Taxation

	Note	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Profit before taxation is derived after charging the following:
Amortization of intangible assets	9	59	69	75
Depreciation of property, plant and equipment		7	7	7
Depreciation of right-of-use asset	12	8	8	7
Foreign exchange losses		9	30	41

Summary of Direct and Marketing Expenses
Direct and marketing expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Direct and marketing expenses
Gaming tax, license costs and other tax	264	193	138
Processing & fraud costs	258	219	212
Royalties	281	239	215
Staff costs and related expenses[1]	143	144	171
Other operational costs	104	111	78
Foreign exchange losses (excluding foreign exchange on processing)	3	20	20
Marketing expenses	512	448	397
	1,565	1,374	1,231
[1] Staff costs and related expenses includes certain consultant costs, staff entertainment and recruitment fees.
Summary of General and Administration Expenses
General and Administration expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
General and administrative expenses
Staff costs and related expenses[1]	71	67	48
Technical and Infrastructure costs	51	52	56
Audit and professional fees	31	29	33
Other administrative costs	23	27	22
	176	175	159
[1] Staff costs and related expenses includes staff entertainment and recruitment fees.

5	Profit before taxation (continued)

Summary of Depreciation and Amortization Expense	The depreciation and amortization expense attributable to each of these is as follows:

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Amount attributable to General and administrative expenses	15	15	14
Amount attributable to Direct and marketing expenses	59	69	75
	74	84	89